LVIP Delaware Diversified Income Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.66%
•Fannie Mae Connecticut Avenue Securities
Series 2018-R07 1M2 7.83% (SOFR30A + 2.51%) 4/25/31	50,268	$50,419
Series 2019-R01 2M2 7.88% (SOFR30A + 2.56%) 7/25/31	57,997	58,208
Series 2022-R01 1M2 7.22% (SOFR30A + 1.90%) 12/25/41	2,600,000	2,563,960
Series 2022-R02 2M2 8.32% (SOFR30A + 3.00%) 1/25/42	1,600,000	1,600,364
Fannie Mae Grantor Trust
•Series 1999-T2 A1 7.50% 1/19/39	120	120
Series 2004-T1 1A2 6.50% 1/25/44	1,635	1,644
Fannie Mae REMIC Trust
•Series 2002-W6 2A1 7.00% 6/25/42	6,459	6,185
Series 2004-W11 1A2 6.50% 5/25/44	10,615	10,642
Fannie Mae REMICS
Series 2013-44 Z 3.00% 5/25/43	12,155	8,337
Series 2017-40 GZ 3.50% 5/25/47	1,011,125	910,426
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	866,447	718,108
•Freddie Mac STACR REMIC Trust
Series 2019-DNA4 M2 7.38% (SOFR30A + 2.06%) 10/25/49	69,730	69,814
Series 2020-DNA2 M2 7.28% (SOFR30A + 1.96%) 2/25/50	591,017	594,989
Series 2020-DNA6 M2 7.32% (SOFR30A + 2.00%) 12/25/50	4,778,195	4,810,939
Series 2021-DNA1 M2 7.12% (SOFR30A + 1.80%) 1/25/51	9,798,049	9,822,055
Series 2021-DNA3 M2 7.42% (SOFR30A + 2.10%) 10/25/33	4,800,000	4,803,617
Series 2021-DNA5 M2 6.97% (SOFR30A + 1.65%) 1/25/34	4,191,778	4,187,759
Series 2021-HQA1 M2 7.57% (SOFR30A + 2.25%) 8/25/33	12,762,349	12,685,761
Series 2021-HQA2 M2 7.37% (SOFR30A + 2.05%) 12/25/33	9,575,000	9,339,746
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Freddie Mac STACR REMIC Trust (continued)
Series 2022-DNA1 M2 7.82% (SOFR30A + 2.50%) 1/25/42	1,600,000	$1,569,658
Series 2022-DNA2 M2 9.07% (SOFR30A + 3.75%) 2/25/42	1,500,000	1,537,234
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HQA2 M2AS 6.48% (SOFR30A + 1.16%) 12/25/29	177,650	177,824
♦Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43	6,619	6,647
Series T-58 2A 6.50% 9/25/43	1,671	1,699
GNMA Series 2013-113 LY 3.00% 5/20/43	905,000	795,753
Total Agency Collateralized Mortgage Obligations (Cost $56,813,255)		56,331,908
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.23%
♦Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27	2,545,000	2,381,362
•FREMF Mortgage Trust
Series 2014-K37 B 4.76% 1/25/47	1,500,000	1,489,339
Series 2017-K71 B 3.88% 11/25/50	1,175,000	1,054,976
Total Agency Commercial Mortgage-Backed Securities (Cost $5,271,150)		4,925,677
AGENCY MORTGAGE-BACKED SECURITIES–28.40%
Fannie Mae S.F. 15 yr
2.00% 3/1/37	10,985,000	9,479,337
2.50% 7/1/36	9,247,883	8,163,644
2.50% 8/1/36	426,900	376,223
4.50% 5/1/38	2,711,209	2,598,667
Fannie Mae S.F. 20 yr
2.00% 3/1/41	5,416,391	4,360,491
2.00% 5/1/41	5,113,174	4,118,977
2.50% 10/1/41	3,857,860	3,204,851
3.00% 9/1/37	1,480,262	1,325,288
4.00% 8/1/42	989,743	895,743
5.50% 8/1/43	6,941,225	6,787,763
Fannie Mae S.F. 30 yr
2.00% 11/1/50	6,833,907	5,248,527
2.00% 12/1/50	5,680,984	4,351,373
2.00% 1/1/51	1,827,382	1,412,493
2.00% 2/1/51	5,061,496	3,911,141
2.00% 3/1/51	11,870,209	9,081,633
2.00% 5/1/51	10,825,353	8,243,555
LVIP Delaware Diversified Income Fund–1

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
2.00% 8/1/51	2,513,874	$1,927,411
2.50% 1/1/43	2,121,807	1,727,995
2.50% 8/1/50	9,851,670	7,953,511
2.50% 11/1/50	13,727,717	10,980,030
2.50% 1/1/51	3,954,372	3,163,779
2.50% 4/1/51	4,040,093	3,216,782
2.50% 2/1/52	25,963,627	20,701,067
3.00% 10/1/46	6,447,454	5,452,127
3.00% 4/1/47	703,142	593,569
3.00% 11/1/48	1,199,311	1,013,170
3.00% 12/1/49	10,143,127	8,516,653
3.00% 5/1/51	959,711	804,660
3.00% 7/1/51	7,704,395	6,436,970
3.00% 12/1/51	586,594	489,446
3.00% 2/1/52	5,060,881	4,206,930
3.50% 2/1/47	3,655,784	3,239,311
3.50% 7/1/47	3,159,565	2,801,096
3.50% 1/1/48	1,578,300	1,381,956
3.50% 2/1/48	2,121,774	1,861,257
3.50% 11/1/48	1,855,924	1,624,830
3.50% 3/1/50	1,237,640	1,086,070
3.50% 7/1/50	7,597,798	6,681,997
3.50% 8/1/50	10,515,286	9,216,142
3.50% 1/1/52	2,143,163	1,849,547
3.50% 3/1/52	536,050	467,022
3.50% 5/1/52	9,345,769	8,095,314
3.50% 6/1/52	27,543,249	23,705,033
4.00% 3/1/47	7,646,489	6,963,493
4.00% 4/1/47	894,510	812,991
4.00% 6/1/48	3,047,222	2,764,765
4.00% 9/1/48	202,307	183,221
4.00% 10/1/48	4,430,350	4,044,119
4.00% 6/1/49	957,153	870,320
4.00% 5/1/51	6,607,044	5,971,484
4.50% 7/1/40	349,852	332,276
4.50% 8/1/41	785,755	742,254
4.50% 5/1/46	58,147	54,930
4.50% 4/1/48	329,649	312,843
4.50% 12/1/48	40,952	38,369
4.50% 1/1/49	8,253,631	7,722,043
4.50% 1/1/50	18,580,579	17,536,163
4.50% 4/1/50	1,317,046	1,232,034
4.50% 9/1/52	3,061,520	2,812,137
4.50% 10/1/52	31,249,628	28,705,098
4.50% 2/1/53	22,628,263	20,786,579
5.00% 7/1/47	745,595	729,597
5.00% 7/1/49	1,439,492	1,380,327
5.00% 1/1/51	6,141,572	5,881,867
5.00% 7/1/52	5,765,515	5,445,825
5.00% 10/1/52	10,432,812	9,863,232
5.50% 5/1/44	6,150,257	6,135,963
5.50% 10/1/52	14,219,148	13,789,246
5.50% 11/1/52	7,177,466	6,958,627
5.50% 3/1/53	18,582,258	17,964,689
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 7/1/53	13,294,238	$12,852,413
5.50% 8/1/53	6,811,481	6,609,652
6.00% 1/1/42	7,148,890	7,268,842
6.00% 6/1/53	10,152,285	10,022,511
6.00% 7/1/53	5,035,974	5,025,898
Freddie Mac S.F. 15 yr 3.00% 3/1/35	11,872,869	10,815,424
Freddie Mac S.F. 20 yr
2.00% 3/1/41	6,198,561	5,005,326
2.00% 5/1/42	2,226,000	1,776,901
2.50% 1/1/40	3,015,257	2,515,450
2.50% 6/1/41	10,676,207	8,852,721
3.00% 4/1/42	2,409,166	2,041,442
5.00% 11/1/42	5,164,287	4,926,816
Freddie Mac S.F. 30 yr
2.00% 3/1/52	2,013,193	1,533,254
2.50% 3/1/51	7,902,759	6,357,047
2.50% 12/1/51	9,231,682	7,404,225
3.00% 11/1/46	2,726,040	2,306,952
3.00% 1/1/47	2,685,772	2,267,358
3.00% 1/1/50	1,111,852	933,818
3.00% 7/1/50	1,601,484	1,345,209
3.00% 5/1/51	9,928,720	8,385,059
3.00% 8/1/52	7,510,239	6,271,656
3.50% 12/1/47	1,096,923	960,229
3.50% 11/1/48	2,648,582	2,330,685
3.50% 2/1/52	1,995,640	1,718,481
3.50% 4/1/52	3,807,911	3,292,080
4.00% 12/1/45	1,308,172	1,194,438
4.00% 10/1/47	1,213,136	1,091,865
4.00% 9/1/52	15,160,650	13,559,854
4.50% 1/1/49	4,268,829	3,986,706
4.50% 3/1/49	270,962	253,375
4.50% 8/1/49	2,806,973	2,628,098
4.50% 10/1/52	8,828,702	8,109,545
5.00% 7/1/52	8,025,455	7,592,846
5.00% 6/1/53	5,177,207	4,890,791
5.50% 9/1/41	2,677,611	2,678,307
5.50% 9/1/52	8,041,742	7,796,483
5.50% 11/1/52	4,903,897	4,756,334
5.50% 3/1/53	4,059,508	3,942,052
5.50% 9/1/53	8,892,837	8,618,199
6.00% 1/1/53	5,276,327	5,257,756
GNMA I S.F. 30 yr 3.00% 3/15/50	698,995	594,274
GNMA II S.F. 30 yr
3.00% 12/20/51	4,915,580	4,173,394
3.00% 1/20/52	9,424,634	7,989,688
5.00% 9/20/52	2,723,159	2,584,109
5.50% 5/20/37	90,449	90,989
5.50% 6/20/49	5,339,252	5,255,614
Total Agency Mortgage-Backed Securities (Cost $671,803,352)		602,652,039
LVIP Delaware Diversified Income Fund–2

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATION–0.02%
Airport Authority 2.50% 1/12/32	405,000	$327,909
Total Agency Obligation (Cost $404,730)		327,909
CONVERTIBLE BOND–0.24%
Kaman Corp. 3.25% exercise price $3.25, maturity date 5/1/24	5,311,000	5,155,388
Total Convertible Bond (Cost $5,334,091)		5,155,388
CORPORATE BONDS–33.83%
Aerospace & Defense–0.02%
Embraer Netherlands Finance BV 7.00% 7/28/30	470,000	466,219
		466,219
Agriculture–0.02%
**πMHP Lux SA
6.25% 9/19/29	355,000	211,924
6.95% 4/3/26	269,000	181,683
		393,607
Airlines–1.35%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50% 4/20/26	614,304	599,968
Azul Secured Finance LLP 11.93% 8/28/28	965,000	955,725
Delta Air Lines, Inc.
7.00% 5/1/25	7,857,000	7,942,296
7.38% 1/15/26	1,830,000	1,852,061
Grupo Aeromexico SAB de CV 8.50% 3/17/27	700,000	655,550
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	5,763,750	5,710,732
United Airlines, Inc.
4.38% 4/15/26	3,735,000	3,454,093
4.63% 4/15/29	8,693,000	7,471,899
		28,642,324
Auto Manufacturers–0.52%
Ford Motor Credit Co. LLC
2.30% 2/10/25	620,000	581,540
2.90% 2/16/28	1,500,000	1,277,282
2.90% 2/10/29	900,000	738,626
4.54% 8/1/26	2,554,000	2,397,471
6.95% 6/10/26	1,850,000	1,847,734
Kia Corp. 2.38% 2/14/25	525,000	500,722
Mercedes-Benz Finance North America LLC
5.05% 8/3/33	1,135,000	1,075,294
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Mercedes-Benz Finance North America LLC (continued)
5.10% 8/3/28	2,730,000	$2,673,520
		11,092,189
Auto Parts & Equipment–0.15%
Aptiv PLC 3.10% 12/1/51	4,967,000	2,839,406
Nemak SAB de CV 3.63% 6/28/31	480,000	360,666
		3,200,072
Banks–8.22%
Access Bank PLC 6.13% 9/21/26	600,000	504,540
Akbank TAS
6.80% 2/6/26	500,000	486,865
μ6.80% 6/22/31	310,000	290,167
Banco Continental SAECA 2.75% 12/10/25	360,000	327,062
Banco de Credito e Inversiones SA 3.50% 10/12/27	515,000	470,102
Banco do Brasil SA 6.25% 4/18/30	325,000	316,644
μBanco GNB Sudameris SA 7.50% 4/16/31	535,000	434,424
μBanco Industrial SA 4.88% 1/29/31	300,000	276,656
μBanco Mercantil del Norte SA 8.38% 10/14/30	205,000	193,987
Banco Nacional de Panama 2.50% 8/11/30	360,000	279,048
μBanco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.95% 10/1/28	325,000	320,044
Banco Santander SA 5.59% 8/8/28	2,800,000	2,739,071
μBangkok Bank PCL 5.00% 9/23/25	400,000	375,094
μBank Hapoalim BM 3.26% 1/21/32	530,000	451,819
Bank Leumi Le-Israel BM
5.13% 7/27/27	395,000	383,534
μ7.13% 7/18/33	550,000	539,673
μBank of America Corp.
2.48% 9/21/36	10,395,000	7,564,211
2.97% 2/4/33	3,150,000	2,483,949
5.82% 9/15/29	1,215,000	1,200,089
5.87% 9/15/34	1,320,000	1,284,598
6.20% 11/10/28	5,285,000	5,308,869
Bank of Montreal 1.85% 5/1/25	65,000	61,002
μBank of New York Mellon Corp. 4.70% 9/20/25	4,870,000	4,687,668
LVIP Delaware Diversified Income Fund–3

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBarclays PLC
6.22% 5/9/34	2,475,000	$2,344,541
7.39% 11/2/28	1,372,000	1,407,620
μBBVA Bancomer SA 5.88% 9/13/34	530,000	463,869
CIMB Bank Bhd 2.13% 7/20/27	405,000	357,553
μCitigroup, Inc.
5.61% 9/29/26	3,410,000	3,375,328
6.17% 5/25/34	1,425,000	1,361,763
μCitizens Bank NA 6.06% 10/24/25	3,645,000	3,516,835
Credit Agricole SA
5.30% 7/12/28	1,630,000	1,598,061
5.51% 7/5/33	4,515,000	4,344,652
Credit Suisse AG 7.95% 1/9/25	1,130,000	1,149,981
μDeutsche Bank AG
3.73% 1/14/32	2,820,000	2,099,191
3.74% 1/7/33	1,364,000	978,799
6.72% 1/18/29	3,693,000	3,671,051
7.15% 7/13/27	1,755,000	1,766,880
Emirates NBD Bank PJSC
2.63% 2/18/25	330,000	313,547
μ6.13% 4/9/26	355,000	351,798
μFifth Third Bancorp 6.36% 10/27/28	679,000	672,999
μFifth Third Bank NA 5.85% 10/27/25	3,780,000	3,718,645
μFirst Abu Dhabi Bank PJSC 4.50% 4/5/26	355,000	334,275
μGoldman Sachs Group, Inc. 3.10% 2/24/33	2,045,000	1,635,400
Hana Bank 1.25% 12/16/26	435,000	377,484
μHSBC Holdings PLC 5.89% 8/14/27	1,130,000	1,116,215
μHuntington Bancshares, Inc. 6.21% 8/21/29	2,785,000	2,724,428
Huntington National Bank
μ4.55% 5/17/28	1,000,000	935,197
5.65% 1/10/30	1,465,000	1,380,527
ICICI Bank Ltd. 4.00% 3/18/26	245,000	235,353
μING Groep NV 6.08% 9/11/27	1,330,000	1,324,090
μJPMorgan Chase & Co.
1.76% 11/19/31	4,395,000	3,305,750
1.95% 2/4/32	3,515,000	2,665,681
2.52% 4/22/31	2,905,000	2,354,732
2.58% 4/22/32	2,175,000	1,715,695
3.11% 4/22/41	1,290,000	896,542
3.11% 4/22/51	2,205,000	1,369,040
3.70% 5/6/30	230,000	205,133
4.60% 2/1/25	55,000	51,452
5.00% 8/1/24	2,495,000	2,411,591
5.35% 6/1/34	2,330,000	2,209,485
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
KeyBank NA
4.15% 8/8/25	561,000	$528,299
5.00% 1/26/33	5,665,000	4,768,597
5.85% 11/15/27	709,000	674,260
μKeyCorp 4.79% 6/1/33	501,000	417,610
μMorgan Stanley
0.50% 10/26/29	3,350,000	2,895,709
1.79% 2/13/32	175,000	129,596
1.93% 4/28/32	2,765,000	2,053,840
2.48% 9/16/36	21,355,000	15,511,995
5.25% 4/21/34	772,000	716,787
5.42% 7/21/34	3,070,000	2,895,906
6.14% 10/16/26	1,475,000	1,476,402
6.30% 10/18/28	3,189,000	3,213,461
6.34% 10/18/33	1,475,000	1,483,406
μNBK SPC Ltd. 1.63% 9/15/27	1,000,000	886,540
μPNC Financial Services Group, Inc. 5.67% 10/28/25	2,140,000	2,123,481
Popular, Inc. 7.25% 3/13/28	1,480,000	1,475,619
QNB Finance Ltd. 2.63% 5/12/25	590,000	558,433
μRizal Commercial Banking Corp. 6.50% 8/27/25	535,000	489,607
Shinhan Bank Co. Ltd. 3.88% 3/24/26	390,000	367,825
Shinhan Financial Group Co. Ltd. 5.00% 7/24/28	280,000	270,415
μStandard Chartered PLC 6.30% 1/9/29	460,000	458,433
‡SVB Financial Group
1.80% 2/2/31	1,505,000	908,575
4.00% 5/15/26	6,755,000	236,590
4.10% 2/15/31	4,850,000	162,331
4.57% 4/29/33	4,845,000	3,043,657
Toronto-Dominion Bank 4.11% 6/8/27	1,355,000	1,278,973
Truist Bank
2.25% 3/11/30	4,195,000	3,211,121
μ2.64% 9/17/29	10,165,000	9,437,047
μTruist Financial Corp.
4.95% 9/1/25	2,750,000	2,528,850
6.12% 10/28/33	1,294,000	1,244,256
μTurkiye Garanti Bankasi AS 7.18% 5/24/27	515,000	483,404
U.S. Bancorp
μ2.49% 11/3/36	1,685,000	1,187,075
3.38% 2/5/24	4,245,000	4,204,457
3.60% 9/11/24	2,640,000	2,578,653
3.95% 11/17/25	4,130,000	3,974,231
μ4.65% 2/1/29	1,970,000	1,843,612
μ4.84% 2/1/34	1,385,000	1,219,433
μ5.73% 10/21/26	421,000	417,498
μUBS Group AG 0.25% 11/5/28	1,650,000	1,447,032
		174,523,315
LVIP Delaware Diversified Income Fund–4

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages–0.04%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25% 4/27/29	515,000	$464,787
Coca-Cola Icecek AS 4.50% 1/20/29	350,000	311,171
		775,958
Biotechnology–1.24%
Amgen, Inc.
5.15% 3/2/28	1,255,000	1,234,287
5.25% 3/2/30	1,240,000	1,211,463
5.25% 3/2/33	16,687,000	15,952,086
Gilead Sciences, Inc. 5.55% 10/15/53	1,850,000	1,778,677
Royalty Pharma PLC
1.75% 9/2/27	5,390,000	4,598,927
3.35% 9/2/51	2,758,000	1,595,932
		26,371,372
Building Materials–0.31%
μCemex SAB de CV 9.13% 3/14/28	427,000	444,509
GCC SAB de CV 3.61% 4/20/32	525,000	429,188
Holcim Finance Luxembourg SA
0.50% 4/23/31	1,800,000	1,421,198
0.63% 4/6/30	1,700,000	1,412,421
Standard Industries, Inc. 3.38% 1/15/31	2,925,000	2,260,969
UltraTech Cement Ltd. 2.80% 2/16/31	555,000	436,113
West China Cement Ltd. 4.95% 7/8/26	365,000	255,683
		6,660,081
Chemicals–0.38%
Braskem Netherlands Finance BV 4.50% 1/31/30	525,000	427,890
Celanese U.S. Holdings LLC
6.05% 3/15/25	1,012,000	1,008,366
6.17% 7/15/27	750,000	739,552
ICL Group Ltd. 6.38% 5/31/38	350,000	340,960
OCP SA
3.75% 6/23/31	440,000	346,682
5.13% 6/23/51	295,000	194,700
6.88% 4/25/44	305,000	255,722
Sasol Financing USA LLC
6.50% 9/27/28	315,000	281,386
8.75% 5/3/29	595,000	572,078
Sherwin-Williams Co. 3.30% 5/15/50	6,015,000	3,820,402
		7,987,738
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services–0.21%
Bidvest Group U.K. PLC 3.63% 9/23/26	375,000	$332,093
ERAC USA Finance LLC
4.90% 5/1/33	1,235,000	1,162,828
5.40% 5/1/53	770,000	711,523
Hutama Karya Persero PT 3.75% 5/11/30	300,000	262,114
International Container Terminal Services, Inc. 4.75% 6/17/30	585,000	548,320
United Rentals North America, Inc. 3.88% 2/15/31	1,639,000	1,363,328
		4,380,206
Computers–0.07%
Apple, Inc. 4.30% 5/10/33	1,570,000	1,482,040
		1,482,040
Diversified Financial Services–2.26%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	2,070,000	1,854,090
3.00% 10/29/28	3,769,000	3,231,835
3.40% 10/29/33	1,021,000	789,765
6.50% 7/15/25	2,870,000	2,873,310
Air Lease Corp.
2.88% 1/15/26	3,870,000	3,603,239
2.88% 1/15/32	4,270,000	3,328,125
3.00% 2/1/30	5,465,000	4,494,928
3.38% 7/1/25	1,255,000	1,192,243
μ4.13% 12/15/26	5,260,000	3,912,394
4.63% 10/1/28	3,740,000	3,465,186
Aviation Capital Group LLC
3.50% 11/1/27	5,545,000	4,896,110
6.25% 4/15/28	4,760,000	4,654,886
BOC Aviation USA Corp. 4.88% 5/3/33	900,000	829,006
Jefferies Financial Group, Inc.
2.63% 10/15/31	5,310,000	4,035,144
4.15% 1/23/30	2,135,000	1,885,880
5.88% 7/21/28	2,188,000	2,141,253
6.50% 1/20/43	750,000	722,226
		47,909,620
Electric–3.49%
Abu Dhabi National Energy Co. PJSC 2.00% 4/29/28	570,000	494,173
AEP Texas, Inc. 5.40% 6/1/33	895,000	853,256
μAES Andes SA 7.13% 3/26/79	485,000	457,556
Alfa Desarrollo SpA 4.55% 9/27/51	501,849	343,040
Berkshire Hathaway Energy Co. 2.85% 5/15/51	7,555,000	4,357,100
LVIP Delaware Diversified Income Fund–5

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Calpine Corp.
4.50% 2/15/28	896,000	$807,499
5.00% 2/1/31	2,905,000	2,348,953
5.13% 3/15/28	855,000	761,325
CenterPoint Energy, Inc. 4.25% 11/1/28	1,560,000	1,434,336
Cikarang Listrindo Tbk PT 4.95% 9/14/26	535,000	510,420
Colbun SA 3.95% 10/11/27	405,000	373,498
Consorcio Transmantaro SA 5.20% 4/11/38	465,000	414,213
Duke Energy Carolinas LLC 4.95% 1/15/33	3,880,000	3,686,710
μDuke Energy Corp. 4.88% 9/16/24	3,480,000	3,387,043
Duke Energy Indiana LLC 3.25% 10/1/49	2,480,000	1,575,176
Enel Finance America LLC 2.88% 7/12/41	3,145,000	1,874,022
Entergy Arkansas LLC 4.20% 4/1/49	1,930,000	1,440,041
Entergy Louisiana LLC 4.95% 1/15/45	545,000	455,424
Entergy Mississippi LLC 3.85% 6/1/49	2,400,000	1,722,535
Entergy Texas, Inc. 3.55% 9/30/49	1,380,000	930,887
Evergy Kansas Central, Inc. 3.45% 4/15/50	2,250,000	1,487,611
Exelon Corp. 5.30% 3/15/33	1,115,000	1,063,232
FirstEnergy Transmission LLC 4.55% 4/1/49	15,000	11,743
Infraestructura Energetica Nova SAPI de CV 4.75% 1/15/51	450,000	317,951
Israel Electric Corp. Ltd. 3.75% 2/22/32	520,000	427,180
JSW Hydro Energy Ltd. 4.13% 5/18/31	478,800	397,902
Louisville Gas & Electric Co. 4.25% 4/1/49	5,265,000	4,022,283
Minejesa Capital BV 5.63% 8/10/37	345,000	263,187
Mong Duong Finance Holdings BV 5.13% 5/7/29	838,000	757,142
National Rural Utilities Cooperative Finance Corp. 5.80% 1/15/33	370,000	369,458
NextEra Energy Capital Holdings, Inc.
3.00% 1/15/52	1,990,000	1,173,559
5.75% 9/1/25	865,000	862,571
Oglethorpe Power Corp. 3.75% 8/1/50	3,049,000	2,045,070
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Oryx Funding Ltd. 5.80% 2/3/31	565,000	$536,347
Pacific Gas & Electric Co.
2.10% 8/1/27	925,000	790,939
3.30% 8/1/40	6,427,000	4,115,036
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	475,000	446,595
5.25% 5/15/47	528,000	425,040
PG&E Corp. 5.25% 7/1/30	2,640,000	2,294,323
μSempra 4.88% 10/15/25	1,155,000	1,094,347
Southern California Edison Co.
3.65% 2/1/50	3,245,000	2,190,700
4.00% 4/1/47	1,745,000	1,261,742
4.88% 3/1/49	2,380,000	1,944,498
Southern Co. 5.70% 10/15/32	1,595,000	1,566,653
Southwestern Electric Power Co. 4.10% 9/15/28	8,995,000	8,347,310
μVistra Corp. 7.00% 12/15/26	2,500,000	2,281,250
Vistra Operations Co. LLC
5.13% 5/13/25	4,660,000	4,540,808
6.95% 10/15/33	900,000	882,751
		74,144,435
Electronics–0.02%
Foxconn Far East Ltd. 2.50% 10/28/30	405,000	324,685
		324,685
Energy-Alternate Sources–0.05%
Continuum Energy Aura Pte. Ltd. 9.50% 2/24/27	390,000	388,166
Greenko Power II Ltd. 4.30% 12/13/28	412,737	352,842
Sweihan PV Power Co. PJSC 3.63% 1/31/49	402,347	311,324
		1,052,332
Engineering & Construction–0.22%
Aeropuertos Argentina 2000 SA 8.50% 8/1/31	452,543	425,580
Cellnex Finance Co. SA 3.88% 7/7/41	5,404,000	3,744,107
Summit Digitel Infrastructure Ltd. 2.88% 8/12/31	715,000	545,340
		4,715,027
Entertainment–0.08%
Warnermedia Holdings, Inc. 5.14% 3/15/52	2,320,000	1,723,854
		1,723,854
LVIP Delaware Diversified Income Fund–6

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food–0.19%
Indofood CBP Sukses Makmur Tbk PT
3.54% 4/27/32	470,000	$372,597
4.81% 4/27/52	325,000	221,983
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.00% 2/2/29	2,627,000	2,204,546
3.75% 12/1/31	240,000	192,250
5.50% 1/15/30	430,000	401,421
Minerva Luxembourg SA 8.88% 9/13/33	625,000	620,012
		4,012,809
Gas–0.21%
Atmos Energy Corp. 2.85% 2/15/52	1,680,000	1,005,586
ENN Energy Holdings Ltd. 2.63% 9/17/30	630,000	505,367
Southern Co. Gas Capital Corp. 5.15% 9/15/32	3,227,000	3,038,267
		4,549,220
Health Care Services–0.95%
Centene Corp. 3.38% 2/15/30	1,980,000	1,651,462
DaVita, Inc.
3.75% 2/15/31	1,500,000	1,139,639
4.63% 6/1/30	1,135,000	931,973
HCA, Inc.
3.50% 7/15/51	1,859,000	1,160,923
5.20% 6/1/28	838,000	809,901
UnitedHealth Group, Inc.
4.20% 5/15/32	3,015,000	2,751,855
4.50% 4/15/33	10,182,000	9,421,515
5.05% 4/15/53	2,479,000	2,217,870
		20,085,138
Housewares–0.01%
Turkiye Sise ve Cam Fabrikalari AS 6.95% 3/14/26	325,000	315,640
		315,640
Insurance–1.85%
AIA Group Ltd. 3.38% 4/7/30	305,000	267,035
American International Group, Inc. 5.13% 3/27/33	3,935,000	3,661,358
Aon Corp./Aon Global Holdings PLC 2.90% 8/23/51	18,100,000	10,668,581
Athene Holding Ltd.
3.45% 5/15/52	4,320,000	2,566,053
3.95% 5/25/51	1,925,000	1,262,871
Berkshire Hathaway Finance Corp. 3.85% 3/15/52	6,190,000	4,617,189
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Brighthouse Financial, Inc.
3.85% 12/22/51	4,252,000	$2,501,326
4.70% 6/22/47	885,000	614,657
Jones Deslauriers Insurance Management, Inc. 8.50% 3/15/30	5,490,000	5,530,303
Marsh & McLennan Cos., Inc. 5.70% 9/15/53	4,875,000	4,707,231
Prudential Financial, Inc. 3.70% 3/13/51	3,275,000	2,274,763
Sagicor Financial Co. Ltd. 5.30% 5/13/28	590,000	553,715
		39,225,082
Internet–0.13%
Alibaba Group Holding Ltd. 2.70% 2/9/41	460,000	275,716
Amazon.com, Inc. 2.50% 6/3/50	2,540,000	1,488,078
Prosus NV 4.19% 1/19/32	585,000	466,491
Tencent Holdings Ltd.
2.88% 4/22/31	285,000	230,900
3.68% 4/22/41	340,000	234,913
		2,696,098
Investment Companies–0.03%
Gaci First Investment Co. 4.88% 2/14/35	360,000	325,771
Huarong Finance 2017 Co. Ltd. 4.75% 4/27/27	450,000	384,291
		710,062
Iron & Steel–0.07%
CSN Resources SA
5.88% 4/8/32	465,000	377,194
7.63% 4/17/26	245,000	245,108
**πMetinvest BV 7.75% 10/17/29	550,000	331,375
Vale Overseas Ltd. 6.13% 6/12/33	505,000	487,717
		1,441,394
Leisure Time–0.24%
Carnival Corp.
4.00% 8/1/28	1,105,000	958,119
7.63% 3/1/26	2,734,000	2,659,592
Royal Caribbean Cruises Ltd. 5.50% 4/1/28	1,670,000	1,531,376
		5,149,087
Lodging–0.10%
MGM China Holdings Ltd.
4.75% 2/1/27	520,000	466,700
5.25% 6/18/25	200,000	191,015
Sands China Ltd.
3.50% 8/8/31	375,000	296,443
LVIP Delaware Diversified Income Fund–7

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging (continued)
Sands China Ltd. (continued)
4.30% 1/8/26	520,000	$485,849
Studio City Finance Ltd. 5.00% 1/15/29	820,000	616,402
		2,056,409
Machinery Construction & Mining–0.00%
Caterpillar, Inc. 2.60% 4/9/30	50,000	42,819
		42,819
Media–1.68%
Altice Financing SA 5.00% 1/15/28	460,000	392,786
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70% 4/1/51	4,060,000	2,362,485
3.85% 4/1/61	6,270,000	3,504,095
4.80% 3/1/50	1,635,000	1,143,300
Comcast Corp.
2.80% 1/15/51	948,000	554,895
3.75% 4/1/40	835,000	646,828
4.55% 1/15/29	4,450,000	4,273,515
4.80% 5/15/33	1,055,000	989,740
CSC Holdings LLC 4.63% 12/1/30	1,680,000	893,177
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88% 8/15/27	3,680,000	3,253,782
Discovery Communications LLC
4.00% 9/15/55	1,325,000	794,963
4.13% 5/15/29	11,195,000	10,003,008
5.20% 9/20/47	1,755,000	1,330,546
Time Warner Cable LLC 7.30% 7/1/38	5,775,000	5,563,173
		35,706,293
Mining–0.38%
Anglo American Capital PLC 5.50% 5/2/33	600,000	561,278
AngloGold Ashanti Holdings PLC 3.38% 11/1/28	335,000	281,750
BHP Billiton Finance USA Ltd. 5.25% 9/8/30	2,350,000	2,295,207
Corp. Nacional del Cobre de Chile
3.70% 1/30/50	800,000	518,636
4.25% 7/17/42	200,000	149,669
First Quantum Minerals Ltd.
6.88% 10/15/27	270,000	259,032
8.63% 6/1/31	565,000	562,278
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
FMG Resources August 2006 Pty. Ltd. 6.13% 4/15/32	2,995,000	$2,723,582
Freeport Indonesia PT
5.32% 4/14/32	400,000	362,572
6.20% 4/14/52	345,000	288,594
		8,002,598
Miscellaneous Manufacturing–0.29%
Teledyne Technologies, Inc.
2.25% 4/1/28	3,910,000	3,363,927
2.75% 4/1/31	3,420,000	2,761,267
		6,125,194
Office Business Equipment–0.25%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	1,120,000	1,010,134
3.28% 12/1/28	4,860,000	4,188,357
		5,198,491
Oil & Gas–1.74%
BP Capital Markets America, Inc.
2.72% 1/12/32	2,625,000	2,130,575
4.81% 2/13/33	2,263,000	2,117,897
μBP Capital Markets PLC 4.88% 3/22/30	6,940,000	6,200,358
Canacol Energy Ltd. 5.75% 11/24/28	360,000	285,505
CNX Resources Corp. 6.00% 1/15/29	4,420,000	4,130,175
Diamondback Energy, Inc.
3.13% 3/24/31	4,105,000	3,419,389
4.25% 3/15/52	2,461,000	1,747,584
Ecopetrol SA
5.88% 11/2/51	385,000	245,364
6.88% 4/29/30	520,000	474,791
Energian Israel Finance Ltd.
4.88% 3/30/26	370,000	343,656
8.50% 9/30/33	305,000	304,085
Geopark Ltd. 5.50% 1/17/27	610,000	522,940
KazMunayGas National Co. JSC
4.75% 4/19/27	220,000	205,804
5.38% 4/24/30	350,000	317,741
Kosmos Energy Ltd. 7.75% 5/1/27	740,000	681,995
Medco Laurel Tree Pte. Ltd. 6.95% 11/12/28	540,000	499,671
Murphy Oil Corp. 5.88% 12/1/27	3,525,000	3,420,674
Occidental Petroleum Corp. 6.13% 1/1/31	2,529,000	2,492,696
Oil & Gas Holding Co. BSCC 7.50% 10/25/27	210,000	213,150
LVIP Delaware Diversified Income Fund–8

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
PDC Energy, Inc. 5.75% 5/15/26	2,280,000	$2,272,134
Pertamina Persero PT 3.65% 7/30/29	410,000	366,579
Petrobras Global Finance BV 6.50% 7/3/33	405,000	387,787
Petroleos Mexicanos
6.70% 2/16/32	165,000	122,458
6.75% 9/21/47	839,000	497,138
7.69% 1/23/50	255,000	163,806
10.00% 2/7/33	630,000	560,817
Petronas Capital Ltd. 3.50% 4/21/30	500,000	442,762
PTTEP Treasury Center Co. Ltd. 2.59% 6/10/27	330,000	297,005
Saudi Arabian Oil Co.
1.63% 11/24/25	200,000	182,502
3.50% 11/24/70	215,000	127,656
4.25% 4/16/39	680,000	552,467
Thaioil Treasury Center Co. Ltd. 2.50% 6/18/30	541,000	423,262
Tullow Oil PLC 10.25% 5/15/26	412,000	358,028
YPF SA 6.95% 7/21/27	435,000	348,985
		36,857,436
Oil & Gas Services–0.02%
Guara Norte Sarl 5.20% 6/15/34	442,130	376,201
		376,201
Packaging & Containers–0.32%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28	3,934,000	3,280,137
Mauser Packaging Solutions Holding Co. 7.88% 8/15/26	3,270,000	3,154,687
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.50% 8/2/28	550,000	458,372
		6,893,196
Pharmaceuticals–0.89%
AbbVie, Inc. 4.05% 11/21/39	3,000	2,454
Bausch Health Cos., Inc. 11.00% 9/30/28	1,669,000	1,132,333
CVS Health Corp.
1.88% 2/28/31	615,000	469,019
2.70% 8/21/40	4,745,000	2,991,422
3.75% 4/1/30	1,535,000	1,356,846
5.25% 1/30/31	1,085,000	1,042,492
Pfizer Investment Enterprises Pte. Ltd.
4.75% 5/19/33	2,670,000	2,523,892
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte. Ltd. (continued)
5.11% 5/19/43	1,855,000	$1,703,534
5.30% 5/19/53	1,545,000	1,435,541
Takeda Pharmaceutical Co. Ltd. 3.18% 7/9/50	7,631,000	4,828,879
Teva Pharmaceutical Finance Netherlands III BV
5.13% 5/9/29	275,000	248,600
6.75% 3/1/28	510,000	500,818
Zoetis, Inc. 5.40% 11/14/25	725,000	721,891
		18,957,721
Pipelines–2.16%
Acu Petroleo Luxembourg Sarl 7.50% 7/13/35	579,156	529,512
Cheniere Energy Partners LP 4.50% 10/1/29	2,825,000	2,557,962
EIG Pearl Holdings Sarl 4.39% 11/30/46	400,000	289,776
Enbridge, Inc. 5.70% 3/8/33	805,000	771,189
Energy Transfer LP
6.25% 4/15/49	8,940,000	8,202,642
μ6.50% 11/15/26	5,670,000	5,209,881
Enterprise Products Operating LLC
3.20% 2/15/52	8,295,000	5,296,156
3.30% 2/15/53	4,245,000	2,762,253
5.35% 1/31/33	490,000	479,047
Galaxy Pipeline Assets Bidco Ltd. 2.94% 9/30/40	479,674	369,188
Greensaif Pipelines Bidco Sarl 6.51% 2/23/42	670,000	656,890
Kinder Morgan, Inc.
3.60% 2/15/51	2,360,000	1,498,505
5.20% 6/1/33	1,750,000	1,618,616
ONEOK, Inc.
5.65% 11/1/28	850,000	838,991
5.80% 11/1/30	1,145,000	1,121,013
6.05% 9/1/33	2,030,000	1,994,334
6.63% 9/1/53	1,900,000	1,860,490
QazaqGaz NC JSC 4.38% 9/26/27	901,000	828,920
Sabine Pass Liquefaction LLC 5.75% 5/15/24	3,000	2,994
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	4,355,000	4,141,605
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	4,768,000	3,983,021
TMS Issuer Sarl 5.78% 8/23/32	335,000	334,564
LVIP Delaware Diversified Income Fund–9

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Transportadora de Gas del Sur SA 6.75% 5/2/25	590,000	$553,040
		45,900,589
Real Estate–0.04%
‡China Evergrande Group 10.00% 4/11/23	1,020,000	20,400
Country Garden Holdings Co. Ltd.
3.88% 10/22/30	200,000	11,700
4.20% 2/6/26	459,000	30,064
7.25% 4/8/26	495,000	30,319
GLP Pte. Ltd. 3.88% 6/4/25	345,000	237,032
μMAF Global Securities Ltd. 7.88% 6/30/27	350,000	350,657
RKPF Overseas 2020 A Ltd. 5.13% 7/26/26	430,000	139,905
Sino-Ocean Land Treasure IV Ltd. 4.75% 8/5/29	485,000	24,177
		844,254
Real Estate Investment Trusts–0.93%
American Homes 4 Rent LP 3.63% 4/15/32	2,910,000	2,407,843
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332 4.38% 7/22/31	600,000	447,838
Crown Castle, Inc.
1.05% 7/15/26	2,375,000	2,084,006
2.10% 4/1/31	6,742,000	5,143,214
Iron Mountain Information Management Services, Inc. 5.00% 7/15/32	5,345,000	4,393,229
Iron Mountain, Inc. 5.25% 7/15/30	1,704,000	1,488,692
VICI Properties LP 4.95% 2/15/30	3,840,000	3,513,476
VICI Properties LP/VICI Note Co., Inc. 5.75% 2/1/27	265,000	256,538
		19,734,836
Retail–0.11%
Alsea SAB de CV 7.75% 12/14/26	390,000	390,607
Arcos Dorados BV 6.13% 5/27/29	355,000	337,250
CK Hutchison International 23 Ltd.
4.75% 4/21/28	340,000	327,774
4.88% 4/21/33	670,000	625,813
‡Future Retail Ltd. 5.60% 1/22/25	905,000	6,787
InRetail Consumer 3.25% 3/22/28	680,000	579,731
		2,267,962
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors–0.42%
Broadcom, Inc. 3.47% 4/15/34	3,600,000	$2,827,480
Entegris Escrow Corp. 4.75% 4/15/29	2,145,000	1,928,373
NXP BV/NXP Funding LLC 5.55% 12/1/28	845,000	827,075
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.13% 2/15/42	1,965,000	1,279,463
4.30% 6/18/29	739,000	677,002
SK Hynix, Inc.
1.50% 1/19/26	260,000	233,609
6.50% 1/17/33	425,000	415,187
TSMC Global Ltd. 4.63% 7/22/32	740,000	698,821
		8,887,010
Software–0.30%
Autodesk, Inc. 2.40% 12/15/31	4,365,000	3,440,883
Oracle Corp.
3.60% 4/1/50	3,294,000	2,130,732
4.65% 5/6/30	785,000	734,119
		6,305,734
Sovereign–0.01%
**πState Agency of Roads of Ukraine 6.25% 6/24/30	855,000	226,575
		226,575
Telecommunications–1.65%
Altice France SA 5.50% 10/15/29	2,535,000	1,822,957
America Movil SAB de CV 4.70% 7/21/32	565,000	520,977
AT&T, Inc. 3.50% 9/15/53	15,040,000	9,292,449
Axian Telecom 7.38% 2/16/27	490,000	437,276
Connect Finco Sarl/Connect U.S. Finco LLC 6.75% 10/1/26	5,203,000	4,852,826
CT Trust 5.13% 2/3/32	530,000	413,511
Frontier Communications Holdings LLC
5.00% 5/1/28	3,740,000	3,193,296
5.88% 10/15/27	2,200,000	2,000,830
Liberty Costa Rica Senior Secured Finance 10.88% 1/15/31	325,000	325,813
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 3/20/25	798,751	790,279
T-Mobile USA, Inc.
3.00% 2/15/41	580,000	384,335
3.75% 4/15/27	4,155,000	3,882,513
5.75% 1/15/34	1,190,000	1,160,871
LVIP Delaware Diversified Income Fund–10

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Turkcell Iletisim Hizmetleri AS 5.80% 4/11/28	450,000	$413,041
Verizon Communications, Inc.
2.55% 3/21/31	2,055,000	1,636,263
2.88% 11/20/50	1,945,000	1,124,397
Vmed O2 U.K. Financing I PLC 4.25% 1/31/31	3,560,000	2,834,845
		35,086,479
Transportation–0.19%
Burlington Northern Santa Fe LLC 2.88% 6/15/52	2,790,000	1,716,162
Georgian Railway JSC 4.00% 6/17/28	720,000	623,151
Lima Metro Line 2 Finance Ltd. 4.35% 4/5/36	608,339	528,931
MISC Capital Two Labuan Ltd. 3.75% 4/6/27	795,000	734,230
Rumo Luxembourg Sarl 5.25% 1/10/28	520,000	480,671
		4,083,145
Water–0.02%
Aegea Finance Sarl 9.00% 1/20/31	430,000	433,440
		433,440
Total Corporate Bonds (Cost $840,384,873)		718,015,986
LOAN AGREEMENTS–1.94%
•Applied Systems, Inc. 9.89% (SOFR CME03M + 4.50%) 9/18/26	4,544	4,554
•Berry Global, Inc. 7.29% (SOFR CME03M + 1.75%) 7/1/26	1,232,630	1,231,952
•Calpine Corp.
7.43% (SOFR CME01M + 2.00%) 4/5/26	574,500	573,782
7.93% (SOFR CME01M + 2.50%) 12/16/27	327,029	326,840
•Castlelake Aviation Ltd.
8.42% (SOFR CME03M + 2.75%) 10/22/26	1,149,017	1,146,409
8.42% (SOFR CME03M + 2.75%) 10/22/27	1,642,588	1,638,481
•Charter Communications Operating LLC 7.10% (SOFR CME03M + 1.75%) 2/1/27	1,120,484	1,118,668
•Connect Finco SARL 8.82% (SOFR CME01M + 3.50%) 12/11/26	1,263,185	1,235,660
•Entegris, Inc. 8.06% (TSFR03M + 2.75%) 7/6/29	1,831,007	1,830,440
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Epicor Software Corp.
8.68% (SOFR CME01M + 3.25%) 7/30/27	1,236,947	$1,234,238
13.17% (SOFR CME01M + 7.75%) 7/31/28	1,500,000	1,501,635
•Frontier Communications Corp. 9.18% (SOFR CME01M + 3.75%) 10/8/27	2,326,252	2,254,812
•Hamilton Projects Acquiror LLC 9.93% (SOFR CME01M + 4.50%) 6/17/27	1,046,043	1,040,373
•Informatica LLC 8.18% (SOFR CME01M + 2.75%) 10/27/28	1,083,500	1,078,765
•LSF9 Atlantis Holdings LLC 12.64% (SOFR CME03M + 7.25%) 3/31/29	2,378,438	2,275,118
•Mileage Plus Holdings LLC 10.80% (SOFR CME03M + 5.25%) 6/21/27	1,612,500	1,673,146
•Olympus Water U.S. Holding Corp. 10.39% (SOFR CME03M + 5.00%) 11/9/28	2,035,000	2,026,941
•Pacific Gas & Electric Co. 8.43% (SOFR CME01M + 3.00%) 6/23/25	1,790,299	1,789,064
•PQ Corp. 7.97% (SOFR CME03M + 2.50%) 6/9/28	1,741	1,734
•RealPage, Inc. 8.43% (SOFR CME01M + 3.00%) 4/24/28	1,172,060	1,157,410
•Russell Investments U.S. Inst'l Holdco, Inc. 8.92% (SOFR CME01M + 3.50%) 5/30/25	10	9
•Scientific Games International, Inc. 8.43% (SOFR CME01M + 3.00%) 4/14/29	3,243,876	3,239,821
•Standard Industries, Inc. 7.94% (SOFR CME01M + 2.50%) 9/22/28	4,188,003	4,184,779
•Summit Materials Cos. I LLC 8.57% (LIBOR03M + 3.00%) 11/21/24	7	8
•Ultimate Software Group, Inc. 8.62% (SOFR CME03M + 3.25%) 5/4/26	1,953,522	1,946,411
•ViaSat, Inc. 9.82% (SOFR CME01M + 4.50%) 3/2/29	4,749,875	4,399,572
•Virgin Media Bristol LLC 8.31% (SOFR CME03M + 3.25%) 3/31/31	421,000	410,176
•Vistra Operations Co. LLC 7.18% (SOFR CME01M + 1.75%) 12/31/25	1,920,797	1,919,798
Total Loan Agreements (Cost $41,352,971)		41,240,596
LVIP Delaware Diversified Income Fund–11

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS–0.53%
Commonwealth of Puerto Rico
^Series A 0.00% 7/1/24	142,734	$137,882
Series A1 4.00% 7/1/35	635,810	552,552
Series A1 4.00% 7/1/37	675,370	566,928
GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	12,338,987	9,963,732
Total Municipal Bonds (Cost $12,293,637)		11,221,094
NON-AGENCY ASSET-BACKED SECURITIES–2.50%
•Apex Credit CLO Ltd. Series 2018-1A A2 6.64% (TSFR03M + 1.29%) 4/25/31	6,200,000	6,158,485
φ•Citicorp Residential Mortgage Trust Series 2006-3 A5 4.68% 11/25/36	276,510	270,900
Diamond Infrastructure Funding LLC Series 2021-1A A 1.76% 4/15/49	9,000,000	7,692,051
Domino's Pizza Master Issuer LLC Series 2021-1A A2I 2.66% 4/25/51	14,662,500	12,361,030
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	240,000	222,880
•Galaxy XXI CLO Ltd. Series 2015-21A AR 6.61% (TSFR03M + 1.28%) 4/20/31	2,965,635	2,950,427
Hardee's Funding LLC Series 2018-1A A2II 4.96% 6/20/48	1,187,500	1,118,996
JPMorgan Chase Bank NA Series 2021-3 B 0.76% 2/26/29	781,397	747,196
•Man GLG U.S. CLO Series 2018-1A A1R 6.73% (TSFR03M + 1.40%) 4/22/30	7,998,282	7,924,682
PFS Financing Corp. Series 2021-A A 0.71% 4/15/26	3,550,000	3,447,229
•Saranac CLO VII Ltd. Series 2014-2A A1AR 6.87% (TSFR03M + 1.49%) 11/20/29	1,101,421	1,099,554
•Signal Peak CLO 5 Ltd. Series 2018-5A A 6.72% (TSFR03M + 1.37%) 4/25/31	4,361,553	4,347,596
•Venture 42 CLO Ltd. Series 2021-42A A1A 6.70% (TSFR03M + 1.39%) 4/15/34	3,370,000	3,306,088
•Zais CLO 17 Ltd. Series 2021-17A A1A 6.92% (TSFR03M + 1.59%) 10/20/33	1,500,000	1,479,403
Total Non-Agency Asset-Backed Securities (Cost $57,218,724)		53,126,517
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.71%
Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	26,767	$23,310
•Flagstar Mortgage Trust Series 2021-2 A6 2.50% 4/25/51	930,925	784,283
•GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ4 A8 2.50% 9/25/51	3,751,599	3,172,229
•GS Mortgage-Backed Securities Trust Series 2021-PJ7 A2 2.50% 1/25/52	4,059,445	3,083,751
•JP Morgan Mortgage Trust
Series 2014-2 B1 3.41% 6/25/29	218,218	195,452
Series 2014-2 B2 3.41% 6/25/29	81,567	72,709
Series 2015-1 B2 6.56% 12/25/44	542,955	534,309
Series 2015-4 B1 3.54% 6/25/45	584,296	512,794
Series 2015-4 B2 3.54% 6/25/45	419,169	367,874
Series 2015-5 B2 6.65% 5/25/45	466,569	460,979
Series 2015-6 B1 3.52% 10/25/45	361,861	328,522
Series 2015-6 B2 3.52% 10/25/45	350,553	318,255
Series 2016-4 B1 3.81% 10/25/46	371,628	331,117
Series 2016-4 B2 3.81% 10/25/46	685,353	610,644
Series 2017-1 B3 3.45% 1/25/47	1,433,581	1,202,450
Series 2017-2 A3 3.50% 5/25/47	121,572	102,822
Series 2020-2 A3 3.50% 7/25/50	175,713	148,417
Series 2020-7 A3 3.00% 1/25/51	727,837	587,594
Series 2021-1 A3 2.50% 6/25/51	1,373,245	1,042,325
Series 2021-10 A3 2.50% 12/25/51	2,707,223	2,054,846
Series 2021-11 A3 2.50% 1/25/52	7,446,159	5,651,809
Series 2021-13 B1 3.14% 4/25/52	3,146,002	2,310,533
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 2.50% 12/25/50	702,709	537,708
Series 2021-4 A3 2.50% 7/25/51	1,343,781	1,016,602
LVIP Delaware Diversified Income Fund–12

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	263,117	$245,355
•RCKT Mortgage Trust
Series 2021-1 A1 2.50% 3/25/51	1,337,050	1,007,331
Series 2021-6 A1 2.50% 12/25/51	2,642,217	1,990,642
•Sequoia Mortgage Trust
Series 2015-1 B2 3.92% 1/25/45	251,513	232,971
Series 2015-2 B2 3.76% 5/25/45	2,480,028	2,244,322
Series 2017-5 B1 3.78% 8/25/47	3,057,071	2,658,928
Series 2020-4 A2 2.50% 11/25/50	945,386	731,569
•Towd Point Mortgage Trust
Series 2017-1 A1 2.75% 10/25/56	24,297	24,000
Series 2017-2 A1 2.75% 4/25/57	8,981	8,906
Series 2017-4 M1 3.25% 6/25/57	1,505,000	1,299,216
Series 2018-1 A1 3.00% 1/25/58	234,533	225,019
•Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 A1 3.00% 12/25/49	301,573	244,245
Total Non-Agency Collateralized Mortgage Obligations (Cost $45,668,206)		36,363,838
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–8.67%
BANK
•Series 2017-BNK5 B 3.90% 6/15/60	1,500,000	1,286,320
Series 2017-BNK7 A5 3.44% 9/15/60	2,645,000	2,405,610
Series 2019-BN20 A3 3.01% 9/15/62	2,540,000	2,109,291
Series 2019-BN21 A5 2.85% 10/17/52	6,160,000	5,217,891
Series 2019-BN23 A3 2.92% 12/15/52	4,500,000	3,784,682
Series 2020-BN26 A4 2.40% 3/15/63	5,000,000	4,031,482
•Series 2022-BNK39 B 3.35% 2/15/55	1,600,000	1,088,003
•Series 2022-BNK39 C 3.38% 2/15/55	1,426,000	879,264
•Series 2022-BNK40 B 3.51% 3/15/64	3,200,000	2,401,088
•Series 2022-BNK41 A4 3.92% 4/15/65	2,250,000	1,931,463
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	1,250,000	$988,735
Benchmark Mortgage Trust
Series 2020-B17 A5 2.29% 3/15/53	2,750,000	2,164,854
Series 2020-B19 A5 1.85% 9/15/53	5,190,000	3,872,992
Series 2020-B20 A5 2.03% 10/15/53	16,819,000	12,524,416
Series 2020-B21 A5 1.98% 12/17/53	2,450,000	1,870,369
Series 2020-B22 A5 1.97% 1/15/54	4,450,000	3,381,917
Series 2021-B24 A5 2.58% 3/15/54	4,435,000	3,420,532
Series 2021-B29 A5 2.39% 9/15/54	2,000,000	1,552,478
•Series 2022-B32 B 3.20% 1/15/55	3,150,000	2,179,908
•Series 2022-B32 C 3.57% 1/15/55	3,950,000	2,574,074
•Series 2022-B33 B 3.74% 3/15/55	1,600,000	1,221,114
•Series 2022-B33 C 3.74% 3/15/55	1,600,000	1,040,761
•BMO Mortgage Trust Series 2022-C1 A5 3.37% 2/15/55	2,350,000	1,957,813
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.79% 5/15/52	5,060,000	4,473,955
Series 2019-CF2 A5 2.87% 11/15/52	6,500,000	5,401,954
Series 2019-CF3 A4 3.01% 1/15/53	3,650,000	3,019,586
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	11,497,976	10,694,687
Series 2019-CD8 A4 2.91% 8/15/57	2,650,000	2,208,668
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	5,695,000	5,285,808
Citigroup Commercial Mortgage Trust Series 2015-GC27 A5 3.14% 2/10/48	2,780,000	2,675,339
COMM Mortgage Trust
Series 2014-CR19 A5 3.80% 8/10/47	9,707,000	9,546,657
Series 2014-CR20 AM 3.94% 11/10/47	7,775,000	7,423,792
Series 2015-3BP A 3.18% 2/10/35	3,960,000	3,729,431
Series 2015-CR23 A4 3.50% 5/10/48	1,910,000	1,831,106
LVIP Delaware Diversified Income Fund–13

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	1,790,000	$1,676,181
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.67% 3/10/50	2,980,000	2,705,951
Series 2017-GS6 A3 3.43% 5/10/50	4,410,000	4,006,186
Series 2019-GC39 A4 3.57% 5/10/52	820,000	721,933
Series 2019-GC42 A4 3.00% 9/10/52	13,750,000	11,686,345
Series 2020-GC47 A5 2.38% 5/12/53	6,020,000	4,845,891
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	2,445,000	2,135,720
Series 2015-JP1 A5 3.91% 1/15/49	1,590,000	1,495,907
Series 2016-JP2 A4 2.82% 8/15/49	4,995,000	4,522,587
Series 2016-JP2 AS 3.06% 8/15/49	3,095,000	2,713,967
JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.80% 8/15/48	2,930,986	2,766,300
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	2,080,000	1,890,533
Series 2017-C7 A5 3.41% 10/15/50	3,425,000	3,083,386
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	1,640,000	1,607,667
Series 2015-C26 A5 3.53% 10/15/48	1,970,000	1,868,776
Series 2016-C29 A4 3.33% 5/15/49	1,620,000	1,504,276
Morgan Stanley Capital I Trust
Series 2019-L3 A4 3.13% 11/15/52	2,400,000	2,031,751
Series 2020-HR8 A4 2.04% 7/15/53	8,415,000	6,553,520
•UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 3.65% 3/10/46	256,800	241,027
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.41% 12/15/47	1,175,000	1,132,124
Series 2015-NXS3 A4 3.62% 9/15/57	1,250,000	1,182,275
Series 2016-BNK1 A3 2.65% 8/15/49	2,575,000	2,336,462
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2020-C58 A4 2.09% 7/15/53		1,540,000	$1,183,843
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $221,505,934)			184,068,648
ΔSOVEREIGN BONDS–2.36%
Albania—0.01%
Albania Government International Bonds 3.50% 6/16/27	EUR	250,000	245,874
			245,874
Angola—0.02%
Angolan Government International Bonds
8.25% 5/9/28		306,000	264,554
8.75% 4/14/32		200,000	160,472
			425,026
Argentina—0.02%
Argentina Government International Bonds
φ0.75% 7/9/30		1,064,158	302,574
1.00% 7/9/29		47,491	13,179
φ3.63% 7/9/35		231,767	57,167
			372,920
Azerbaijan—0.02%
Azerbaijan International Bonds 3.50% 9/1/32		413,000	335,599
			335,599
Bahrain—0.02%
Bahrain Government International Bonds 7.38% 5/14/30		400,000	400,910
			400,910
Bermuda—0.04%
Bermuda Government International Bonds
5.00% 7/15/32		400,000	372,693
5.00% 7/15/32		430,000	400,645
			773,338
Brazil—0.04%
Brazil Government International Bonds
3.88% 6/12/30		509,000	443,009
4.75% 1/14/50		325,000	224,427
6.00% 10/20/33		200,000	188,677
			856,113
Chile—0.03%
Chile Government International Bonds
3.10% 5/7/41		344,000	233,455
LVIP Delaware Diversified Income Fund–14

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Chile (continued)
Chile Government International Bonds (continued)
3.50% 1/25/50	501,000	$332,795
		566,250
Colombia—0.03%
Colombia Government International Bonds
3.25% 4/22/32	520,000	373,174
5.00% 6/15/45	242,000	158,352
5.20% 5/15/49	300,000	196,532
		728,058
Costa Rica—0.02%
Costa Rica Government International Bonds
5.63% 4/30/43	200,000	165,444
7.16% 3/12/45	230,000	221,676
		387,120
Dominican Republic—0.05%
Dominican Republic International Bonds
4.88% 9/23/32	1,025,000	831,362
5.50% 2/22/29	200,000	182,783
		1,014,145
Ecuador—0.01%
Ecuador Government International Bonds
^0.00% 7/31/30	48,209	14,267
φ3.50% 7/31/35	446,320	165,090
φ6.00% 7/31/30	170,310	86,585
		265,942
Egypt—0.03%
Egypt Government International Bonds
5.75% 5/29/24	275,000	254,999
8.70% 3/1/49	679,000	361,941
		616,940
El Salvador—0.01%
El Salvador Government International Bonds 6.38% 1/18/27	247,000	200,855
		200,855
Gabon—0.01%
Gabon Government International Bonds 6.63% 2/6/31	275,000	203,844
		203,844
Ghana—0.00%
Ghana Government International Bonds 7.88% 3/26/27	256,000	106,971
		106,971
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Hungary—0.02%
Hungary Government International Bonds 6.75% 9/25/52		200,000	$189,580
MFB Magyar Fejlesztesi Bank Zrt 6.50% 6/29/28		320,000	316,800
			506,380
Indonesia—0.02%
Indonesia Government International Bonds
4.63% 4/15/43		230,000	197,348
4.65% 9/20/32		200,000	186,646
Perusahaan Penerbit SBSN Indonesia III 3.55% 6/9/51		200,000	136,653
			520,647
Ivory Coast—0.03%
Ivory Coast Government International Bonds 6.13% 6/15/33		782,000	647,136
			647,136
Japan—0.20%
Japan Government Thirty Year Bond 0.40% 3/20/50	JPY	868,850,000	4,298,552
			4,298,552
Jordan—0.01%
Jordan Government International Bonds 5.75% 1/31/27		244,000	232,156
			232,156
Kazakhstan—0.01%
Kazakhstan Government International Bonds 6.50% 7/21/45		250,000	253,705
			253,705
Kenya—0.01%
Kenya Government International Bonds
6.30% 1/23/34		200,000	132,635
8.00% 5/22/32		200,000	154,996
			287,631
Lebanon—0.00%
‡Lebanon Government International Bonds 6.25% 5/27/22		983,000	77,981
			77,981
Mexico—0.06%
Mexico Government International Bonds
3.50% 2/12/34		832,000	650,546
4.88% 5/19/33		300,000	268,818
6.34% 5/4/53		200,000	182,013
LVIP Delaware Diversified Income Fund–15

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexico Government International Bonds (continued)
6.35% 2/9/35		200,000	$195,518
			1,296,895
Morocco—0.02%
Morocco Government International Bonds
1.38% 3/30/26	EUR	200,000	192,599
2.38% 12/15/27		200,000	171,792
			364,391
Nigeria—0.04%
Nigeria Government International Bonds
7.38% 9/28/33		346,000	255,265
7.88% 2/16/32		452,000	355,204
8.38% 3/24/29		250,000	213,750
			824,219
Oman—0.02%
Oman Government International Bonds 6.75% 1/17/48		430,000	394,554
			394,554
Pakistan—0.00%
Pakistan Government International Bonds 7.38% 4/8/31		200,000	92,500
			92,500
Panama—0.01%
Panama Bonos del Tesoro 3.36% 6/30/31		200,000	165,800
			165,800
Paraguay—0.03%
Paraguay Government International Bonds
2.74% 1/29/33		324,000	246,243
4.95% 4/28/31		300,000	277,228
5.40% 3/30/50		245,000	193,029
			716,500
Peru—0.02%
Peruvian Government International Bonds 2.84% 6/20/30		468,000	393,394
			393,394
Poland—0.02%
Bank Gospodarstwa Krajowego 5.38% 5/22/33		445,000	419,412
			419,412
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Qatar—0.04%
Qatar Government International Bonds 4.40% 4/16/50		1,022,000	$832,501
			832,501
Republic of Korea—0.04%
Export-Import Bank of Korea 5.13% 1/11/33		300,000	293,933
Korea Hydro & Nuclear Power Co. Ltd. 5.00% 7/18/28		460,000	450,694
			744,627
Saudi Arabia—0.04%
Saudi Government International Bonds
4.50% 10/26/46		744,000	585,906
4.88% 7/18/33		200,000	190,000
			775,906
Serbia—0.01%
Serbia International Bonds 3.13% 5/15/27	EUR	300,000	286,318
			286,318
South Africa—0.03%
Republic of South Africa Government International Bonds
4.85% 9/30/29		296,000	253,450
5.75% 9/30/49		501,000	330,685
			584,135
Sri Lanka—0.02%
Sri Lanka Government International Bonds
6.20% 5/11/27		542,000	249,748
7.55% 3/28/30		200,000	92,154
			341,902
Trinidad And Tobago—0.01%
Trinidad & Tobago Government International Bonds 4.50% 6/26/30		250,000	229,409
			229,409
Turkey—0.06%
Hazine Mustesarligi Varlik Kiralama AS 5.13% 6/22/26		350,000	326,200
Turkey Government International Bonds
7.63% 4/26/29		722,000	691,748
9.13% 7/13/30		240,000	240,900
			1,258,848
Ukraine—0.01%
**πUkraine Government International Bonds 7.75% 9/1/28		832,000	238,554
			238,554
LVIP Delaware Diversified Income Fund–16

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
United Kingdom—1.15%
U.K. Gilts 4.50% 6/7/28	GBP	19,965,000	$24,364,945
			24,364,945
Uruguay—0.02%
Uruguay Government International Bonds 4.38% 1/23/31		410,206	392,147
			392,147
Uzbekistan—0.05%
Republic of Uzbekistan International Bonds
4.75% 11/16/28		380,000	305,908
5.38% 2/20/29		694,000	620,580
Uzbekneftegaz JSC 4.75% 11/16/28		250,000	201,255
			1,127,743
Total Sovereign Bonds (Cost $56,865,195)			50,168,793
SUPRANATIONAL BANK–0.01%
Banque Ouest Africaine de Developpement 2.75% 1/22/33	EUR	300,000	225,270
Total Supranational Bank (Cost $362,064)			225,270
U.S. TREASURY OBLIGATIONS–13.73%
U.S. Treasury Bonds
2.25% 8/15/46		37,530,000	23,796,366
3.63% 2/15/53		27,360,000	22,627,575
3.63% 5/15/53		9,790,000	8,105,814
3.88% 2/15/43		29,660,000	25,813,469
3.88% 5/15/43		7,155,000	6,220,378
4.13% 8/15/53		515,000	467,523
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
•U.S. Treasury Floating Rate Notes
5.53% 7/31/25 (USBMMY3M + 0.13%)	18,855,000	$18,838,073
5.57% 4/30/25 (USBMMY3M + 0.17%)	16,610,000	16,617,091
U.S. Treasury Notes
3.38% 5/15/33	48,185,000	43,697,772
3.50% 1/31/30	21,855,000	20,484,794
3.88% 8/15/33	4,475,000	4,228,176
4.00% 6/30/28	56,230,000	54,729,801
4.00% 7/31/30	1,425,000	1,372,676
4.13% 6/15/26	5,635,000	5,530,664
4.13% 8/31/30	15,850,000	15,384,406
4.38% 8/31/28	9,230,000	9,138,421
4.63% 6/30/25	430,000	426,321
4.63% 9/30/28	13,820,000	13,824,319
Total U.S. Treasury Obligations (Cost $318,847,166)		291,303,639

	Number of Shares
COMMON STOCK–0.05%
=†Grupo Aeromexico SAB de CV	74,288	1,065,672
Total Common Stock (Cost $1,214,270)		1,065,672
MONEY MARKET FUND–2.49%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.29%)	52,870,135	52,870,135
Total Money Market Fund (Cost $52,870,135)		52,870,135

TOTAL INVESTMENTS–99.37% (Cost $2,388,209,753)	2,109,063,109

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.63%	13,328,594
NET ASSETS APPLICABLE TO 247,112,358 SHARES OUTSTANDING–100.00%	$2,122,391,703

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

**Security is in default
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
LVIP Delaware Diversified Income Fund–17

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
^Zero coupon security. The rate shown is the yield at the time of purchase.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2023.
ΔSecurities have been classified by country of origin.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
†Non-income producing.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At September 30, 2023, the aggregate value of restricted securities was $1,190,111, which represented 0.06% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances)
with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Metinvest BV	10/1/2019	$334,010	$331,375
MHP Lux SA	9/12/2019	352,222	211,924
MHP Lux SA	8/25/2023	161,788	181,683
State Agency of Roads of Ukraine	6/18/2021	837,381	226,575
Ukraine Government International Bonds	10/16/2015	837,313	238,554
Total		$2,522,714	$1,190,111

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2023:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	EUR	(9,683,238)	USD	10,536,235	11/17/23	$277,774	$—
JPMC	EUR	2,700,000	USD	(2,866,248)	11/17/23	—	(5,857)
JPMC	EUR	(983,034)	USD	1,051,234	12/1/23	9,129	—
JPMC	GBP	(20,300,000)	USD	24,974,278	11/17/23	199,438	—
JPMC	JPY	(645,600,000)	USD	4,373,178	11/17/23	18,518	—
Total Foreign Currency Exchange Contracts						$504,859	$(5,857)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
783	U.S. Treasury 10 yr Notes	$84,612,938	$86,180,723	12/19/23	$—	$(1,567,785)
(131)	U.S. Treasury 10 yr Ultra Notes	(14,614,688)	(15,035,022)	12/19/23	420,334	—
3,803	U.S. Treasury 5 yr Notes	400,681,703	404,518,973	12/29/23	—	(3,837,270)
74	U.S. Treasury Long Bonds	8,419,813	8,883,694	12/19/23	—	(463,881)
90	U.S. Treasury Ultra Bonds	10,681,875	11,471,056	12/19/23	—	(789,181)
Total Futures Contracts					$420,334	$(6,658,117)
LVIP Delaware Diversified Income Fund–18

LVIP Delaware Diversified Income Fund
Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
JPMC Federative Republic of Brazil 4.25% 01/07/2025 - Quarterly	4,754,000	(1.00%)	6/20/26	$(10,358)	$82,003	$—	$(92,362)
JPMC Republic of South Af- rica Government Interna- tional Bonds 5.88% 09/16/2025 - Quarterly	674,000	(1.00%)	6/20/28	47,367	39,067	8,301	—
JPMC United Mexican States 4.15% 03/28/2027 - Quarterly	2,175,000	(1.00%)	6/20/28	12,516	8,643	3,872	—
Protection Sold
JPMC United Mexican States 4.15% 03/28/2027 - Quarterly	3,900,000	(1.00%)	6/20/26	(33,695)	(3,080)	—	(30,614)
Total CDS Contracts					$126,633	$12,173	$(122,976)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the
Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
BB–Barclays Bank
BMO–Bank of Montreal
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
EUR–Euro
FREMF–Freddie Mac Multifamily
GBP–British Pound Sterling
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPMC–JPMorgan Chase
JPM-DB–JPMorgan Deutsche Bank
JPY–Japanese Yen
PJSC–Public Joint Stock Company
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SBSN–Surat Berharga Syariah Negara
SOFR–Secured Overnight Financing Rate
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
STACR–Structured Agency Credit Risk
TSFR03M–3 Month Term Secured Overnight Financing Rate
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
SOFR30A–Secured Overnight Financing Rate 30 Days Average
USD–United States Dollar
yr–Year
See accompanying notes.
LVIP Delaware Diversified Income Fund–19

LVIP Delaware Diversified Income Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Diversified Income Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Delaware Diversified Income Fund–20

LVIP Delaware Diversified Income Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$56,331,908	$—	$56,331,908
Agency Commercial Mortgage-Backed Securities	—	4,925,677	—	4,925,677
Agency Mortgage-Backed Securities	—	602,652,039	—	602,652,039
Agency Obligation	—	327,909	—	327,909
Convertible Bond	—	5,155,388	—	5,155,388
Corporate Bonds	—	718,015,986	—	718,015,986
Loan Agreements	—	41,240,596	—	41,240,596
Municipal Bonds	—	11,221,094	—	11,221,094
Non-Agency Asset-Backed Securities	—	53,126,517	—	53,126,517
Non-Agency Collateralized Mortgage Obligations	—	36,363,838	—	36,363,838
Non-Agency Commercial Mortgage-Backed Securities	—	184,068,648	—	184,068,648
Sovereign Bonds	—	50,168,793	—	50,168,793
Supranational Bank	—	225,270	—	225,270
U.S. Treasury Obligations	—	291,303,639	—	291,303,639
Common Stock	—	—	1,065,672	1,065,672
Money Market Fund	52,870,135	—	—	52,870,135
Total Investments	$52,870,135	$2,055,127,302	$1,065,672	$2,109,063,109
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$504,859	$—	$504,859
Futures Contract	$420,334	$—	$—	$420,334
Swap Contracts	$—	$12,173	$—	$12,173
Liabilities:
Foreign Currency Exchange Contract	$—	$(5,857)	$—	$(5,857)
Futures Contracts	$(6,658,117)	$—	$—	$(6,658,117)
Swap Contracts	$—	$(122,976)	$—	$(122,976)
During the period ended September 30, 2023, there were no material transfers to or from Level 3 investments.
LVIP Delaware Diversified Income Fund–21